Fair Value Measurements - Summary of Fair Value Measurement of Investment (Detail) - Valued using models (without observable inputs) [member] $ in Millions	3 Months Ended
Apr. 30, 2024 CAD ($)
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 4,501
Corporate equity [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	2x
Corporate equity [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	23x
Other assets - other [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,329
Other assets - other [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows prepayment rate range of input values	3.00%
Other assets - other [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows prepayment rate range of input values	7.00%
NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,088
NHA MBS US agency MBS and CMO [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	3.00%
Comparability adjustment	0.35
NHA MBS US agency MBS and CMO [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	65.00%
Comparability adjustment	0.89